INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11:      INCOME TAXES

CyberArk Software Ltd.'s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.         Corporate tax in Israel:

Taxable income of the Company is subject to a corporate tax rate as follows: 2014 and 2015– 26.5% and 2016 – 25%.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduced the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$13,194	$28,285	$32,077
Foreign	1,272	3,458	4,124

	$14,466	$31,743	$36,201

c.	Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2015	2016
Deferred tax assets:

Net operating loss carry-forwards	$5,584	$1,956
Capital losses carry-forwards	52	50
Research and development expenses	2,945	4,119
Deferred revenues	3,760	4,222
Issuance expenses	790	124
Share-based compensation	549	2,979
Accruals and other	1,590	1,612

Deferred tax assets before valuation allowance	15,270	15,062

Valuation allowance	52	50

Deferred tax asset	$15,218	$15,012

Deferred tax liabilities:

Intangible assets	$5,761	$3,961
Property and equipment depreciation and other	213	662

Deferred tax liabilities	$5,974	$4,623

d.	Income taxes are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current	$4,467	$10,042	$9,207
Deferred	45	(4,093)	(1,130)

	$4,512	$5,949	$8,077

	Year ended December 31,
	2014	2015	2016

Domestic	$2,485	$5,208	$4,906
Foreign	2,027	741	3,171

	$4,512	$5,949	$8,077

e.	A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2014	2015	2016

Income before income taxes	$14,466	$31,743	$36,201

Statutory tax rate	26.5%	26.5%	25.0%

Theoretical income tax expense	3,833	8,412	9,050

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(143)	(771)	(72)
Deferred taxes on losses for which valuation allowance was provided, net	834	(1,713)	-
Non-deductible expenses	1,165	2,295	2,569
Unrecognized tax expense	19	8	81
Foreign and preferred enterprise tax rates differential	(838)	(2,303)	(3,468)
Other	(358)	21	(83)

Income tax expense	$4,512	$5,949	$8,077

f.	Net operating loss carry-forwards:

As of December 31, 2016, the Company had net operating and capital tax losses totaling approximately $36,227 and $219, respectively, out of which approximately $2,727 and $219 of losses, respectively, were attributed to Israel and can be carried forward indefinitely and $33,500 (including $30,041 of excess tax benefits related to share based compensation) and none, respectively, were attributed to the U.S. subsidiary and can be carried forward for up to 20 years. Utilization of some of U.S. net operating losses are subject to annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company has been granted “Approved Enterprise” Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the “Approved Enterprise” program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).

The period of tax benefits detailed above is subject to limits of 12 years from the year of commencement of production, or 14 years from granting of approval, whichever is earlier.

The tax-exempt income attributable to the “Approved Enterprise” can be distributed to shareholders, without subjecting the Company to taxes, only upon the complete liquidation of the Company. If these retained tax-exempt profits are distributed, they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program (currently between 10% to 25% for an “Approved Enterprise”).

Entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the letters of approval for the specific investments in “approved enterprises”. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and CPI linkage.

Income not eligible for “approved enterprise” benefits mentioned above is taxed at the regular rate.

On April 1, 2005, an amendment to the Investment Law came into effect (“the Amendment”) and significantly changed the provisions of the Investment Law.
However, the Investment Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment.

Such an enterprise is a “Beneficiary Enterprise”, rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Beneficiary Enterprise commences in the “Year of Commencement”. This year is the later of: (1) the year in which taxable income is first generated by the company, or (2) the Year of Election.

The Company has elected the status of a Beneficiary Enterprise for the years ended in 2006 and 2008.

As of December 31, 2016, approximately $13,077 was derived from tax exempt profits earned by the Company's “Approved Enterprises” and “Beneficiary Enterprise”. The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's “Approved Enterprises” and “Beneficiary Enterprise” as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Investment Law and an income tax liability of up to $3,211 would be incurred as of December 31, 2016.

On December 29, 2010, the Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959. According to the amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the "Preferred Enterprise's" (as such term is defined in the Investment Law) entire income. Pursuant to the amendment, a "Preferred Enterprise" is entitled to a reduced corporate tax rate of 15% in 2011 and 2012, unless the Preferred Enterprise is located in a specified development zone, in which case the rate will be 10%. Such corporate tax rate was reduced from 15% and 10%, respectively, to 12.5% and 7%, respectively in 2013, and then increased to 16% and 9%, respectively, in 2014 until 2016.

On March 2013, the Company notified the Israeli Tax Authorities that it had transferred from Beneficiary Enterprise status to Preferred Enterprise status.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax track under the Amendment is relevant to the Company as follows:

Technological preferred enterprise is defined as an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Amendment, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Any dividends distributed to “foreign companies”, as defined in the Amendment, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

Since as of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

h.         Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an “industrial company” under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.	Tax assessments:

CyberArk Software Ltd. tax years until December 31, 2012 are subject to statutes of limitation as of December 31, 2016. The U.K. subsidiary's tax years until December 31, 2012 are subject to statutes of limitation as of December 31, 2016. The U.S. subsidiary's tax years ended from December 31, 2002, 2004, 2005, 2006, 2008, 2011 and 2013 through 2016 are still open, as the statutes of limitation have not yet expired.

j.	Uncertain tax benefits:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2015	2016

Opening balance	$322	$362
Increase related to prior year tax positions	4	53
Increase related to current year tax positions	36	59

Closing balance	$362	$474